Issued Capital and Reserves - Schedule of Reconciliation of the Number of Shares Outstanding: (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Number of Shares Outstanding [Line Items]
January 1, 2022	33,251,723	30,066,723
Shares issued for acquiring 49% equity interest in KOLO		3,185,000
Balance as of	49,797,315	33,251,723
Shares issued ADSs Offering	5,000,000
Shares issued for consulting service during 2022	1,300,000
Shares issued for debt-for-equity exchange	2,178,700
Shares issued for conversion of convertible notes	6,395,546
Shares issued for sale of ordinary shares	1,671,346
Class A [Member]
Schedule of Reconciliation of the Number of Shares Outstanding [Line Items]
January 1, 2022	24,970,625	21,785,625
Shares issued for acquiring 49% equity interest in KOLO		3,185,000
Balance as of	41,516,217	24,970,625
Shares issued ADSs Offering	5,000,000
Shares issued for consulting service during 2022	1,300,000
Shares issued for debt-for-equity exchange	2,178,700
Shares issued for conversion of convertible notes	6,395,546
Shares issued for sale of ordinary shares	1,671,346
Class B [Member]
Schedule of Reconciliation of the Number of Shares Outstanding [Line Items]
January 1, 2022	8,281,098	8,281,098
Shares issued for acquiring 49% equity interest in KOLO
Balance as of	8,281,098	8,281,098
Shares issued ADSs Offering
Shares issued for consulting service during 2022
Shares issued for debt-for-equity exchange
Shares issued for conversion of convertible notes
Shares issued for sale of ordinary shares